ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE	NOTE 8: ACCOUNTS PAYABLE
	As of December 31	As of December 31
	2021	2020

Trade payables	$10,491	$4,946
Accrued expenses	$6,185	$652
	16,676	5,598